Other long-term liabilities (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Advances in aid of construction	$ 134.4	$ 134.4	$ 133.0
Environmental remediation obligation	52.9	52.9	54.4
Asset retirement obligations	46.1	46.1	45.3
Deferred credits and contingent consideration	37.2	37.2	37.5
Customer deposits	32.3	32.3	32.6
Delayed equity contributions	19.8	19.8	21.5
Unamortized investment tax credits	16.9	16.9	17.1
Hook-up fees	16.3	16.3	11.8
Lease liabilities	10.1	10.1	10.5
Contingent liability (note 15(a))	2.3	2.3	137.7
Other	5.5	5.5	7.5
Other long-term liabilities	373.8	373.8	508.9
Less: current portion	(17.2)	(17.2)	(151.1)
Other long-term liabilities, excluding current	356.6	356.6	$ 357.8
Environmental remediation obligation	0.2	2.1
Asset retirement obligation	$ 0.4	$ 0.8